UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	08/31/2005

Date of reporting period:	11/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden California Municipal Fund California Series

Schedule of Investments as of November 30, 2004 (Unaudited)

Description (a)	Moody’s Rating		Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 97.2% Municipal Bonds
Abag Fin. Auth. Rev., Schs. of Sacred Heart, Ser. A	Baa3		6.45%		6/01/30	$1,500		$1,589,415
Antelope Valley California Health Care Dist. Ser. A, F.S.A.	Aaa		5.20		1/01/17	1,000		1,066,210
Baldwin Park Uni. Sch. Dis., Election of 2002, F.S.A.	Aaa		5.00		8/01/22	1,065		1,113,702
California St.
Econ. Recov., Ser. A, G.O., M.B.I.A.	Aaa		5.25		7/01/13	1,500		1,681,365
G.O.	A3		5.50		4/01/30	2,000		2,110,680
California St. Dept. Wtr. Res. Pwr. Sup. Rev., Ser A	A2		5.00		5/01/17	2,000		2,106,620
California St. Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. A	Aa2		Zero		2/01/15	8,420		3,792,789
California St. Pub. Works Brd. Dept. Mental Hlth., Lease Rev.	Baa1		5.50		6/01/18	1,970		2,160,873
California St., M.B.I.A.	Aaa		5.25		2/01/27	1,500		1,564,635
California Statewide Cmnty. Dev. Auth. Rev. Kaiser Permanente, Ser. G,	A	(c)	2.30	(g)	4/01/34	1,250		1,236,038
Central California Joint Pwrs. Hlth. Fin. Auth., C.O.P.	Baa2		6.00		2/01/30	1,000		1,030,400
Chino Basin Reg. Fin. Auth. Rev., Inland Empire Util. Agcy. Swr. Proj., M.B.I.A.	Aaa		5.75		11/01/19	200		224,546
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa		5.00		9/01/22	1,060		1,104,933
Foothill/Eastern Corridor Agcy. Toll Rd. Rev., M.B.I.A.	Aaa		5.375		1/15/15	500		546,300
Golden St. Tobacco Secur. Corp., Tobacco Settlement Rev., Enhanced Asset Bkd., Ser. B	Baa1		5.50		6/01/19	595		618,354
Enhanced Asset Bkd., Ser. B	Baa1		5.625		6/01/20	675		701,858
Enhanced Asset Bkd., Ser. B	Baa1		5.50		6/01/43	1,500		1,553,535
Ser. 2003-A-1	Baa3		6.75		6/01/39	1,000		998,670
La Quinta California Financing Authority Local A.M.B.A.C.	Aaa		5.25		9/01/24	500		532,555
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. (cost $2,950,530; purchased 10/18/93)	NR		6.375		9/01/23	3,000	(h)	3,161,640
Los Angeles California Cmnty. Coll. Dist. Ser. A, G.O., M.B.I.A.	Aaa		5.50		8/01/17	3,800		4,217,392
Los Angeles California Unified Sch. Dist. C.O.P., Admin. Bldg. Proj., Ser. B, A.M.B.A.C.	Aaa		5.00		10/01/31	1,500		1,508,520

Dryden California Municipal Fund California Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Election of 1997, Ser. F, G.O., F.G.I.C.	Aaa	5.00		7/01/21	1,000		1,051,240
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M.	Aaa	Zero		9/01/10	3,770		3,105,349
Los Angeles Conv. & Exhib. Ctr. Auth., C.O.P.	Aaa	9.00		12/01/10	1,250	(d)(e)	1,335,363
Los Angeles Dept. Wtr. & Pwr. Rev., Pwr. Sys., Ser. A-A-1, F.S.A.	Aaa	5.25		7/01/20	630		676,633
Los Angeles Hbr. Dept. Rev., Ser. B, A.M.T.	Aa2	5.375		11/01/23	1,000		1,043,460
Metro. Wtr. Dist. of Southern California, Rev. Linked, S.A.V.R.S. & R.I.B.S.	Aa2	5.75		8/10/18	1,000		1,160,110
Waterworks Rev., Ser. A	Aa2	5.75		7/01/21	2,240	(e)	2,601,917
MidPeninsula Regional Open Space Dist. of California, Financing Auth. Rev., A.M.B.A.C.	Aaa	5.00		9/01/34	2,000		2,012,120
Orange Cnty. Loc. Trans. Auth., Linked S.A.V.R.S. & R.I.B.S., T.C.R.S., A.M.B.A.C.	Aaa	6.20		2/14/11	5,000		5,752,250
Spec. Tax Rev., R.I.B.S.	Aa2	10.544	(b)	2/14/11	750		975,675
Puerto Rico Commonwealth Highway & Trans. Auth. Trans. Rev., Ser. J, F.G.I.C.	Aaa	5.00		7/01/20	1,000		1,069,890
Puerto Rico Comnwlth., Ser. 642A, G.O., M.B.I.A. (cost $1,064,890; purchased 3/29/00)	NR	9.631	(g)	7/01/10	1,000	(h)	1,274,260
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S., R.I.B.S., M.B.I.A., E.T.M.	Aaa	10.829	(b)	7/01/22	1,750		2,540,160
R.I.B.S., M.B.I.A., E.T.M.	Aaa	6.368		7/01/22	50		61,288
Sacramento City Fin. Auth. Rev., Cap. Impv., Ser. A, A.M.B.A.C.	Aaa	5.00		12/01/26	2,000		2,035,520
City Hall & Redev. Projs., Ser. A, F.S.A.	Aaa	5.375		12/01/19	1,000		1,092,420
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00		8/15/28	2,500		2,532,500
San Diego Redev., Agcy. Tax Alloc. North Bay Redev.	Baa1	5.875		9/01/29	1,000		1,034,100
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, M.B.I.A.	Aaa	6.00		7/01/19	1,000		1,200,870
San Francisco City & Cnty. Arpt. Comn. Intl. Arpt. Rev., Second Ser., A.M.T., F.S.A.	Aaa	5.00		5/01/18	1,500		1,534,380
San Francisco City & Cnty.,

Dryden California Municipal Fund California Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date		Principal Amount (000)	Value
Redev. Agcy., Lease Rev., Cap. Apprec.	A1	Zero	7/01/09		2,000	1,707,320
Santa Margarita/Dana Point Auth., Impvt. Dists. 1-2-2A&8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/09		1,000	1,190,800
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/08		2,500	2,907,550
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/09		1,400	1,667,120
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14		1,000	1,280,950
Ser. A, M.B.I.A., Rev.	Aaa	7.25	8/01/13		1,990	2,509,211
Ser. B, M.B.I.A., Rev.	Aaa	7.25	8/01/12		3,000	3,742,080
So. California Pub. Pwr. Auth., Proj. Rev.	A2	6.75	7/01/10		2,265	2,637,977
Proj. Rev.	A2	6.75	7/01/11		1,195	1,410,088
Proj. Rev.	A2	6.75	7/01/13		1,000	1,196,530
Proj. Rev., A.M.B.A.C., E.T.M.	Aaa	Zero	7/01/16		7,925	4,727,025
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside Estates	NR	6.20	8/01/15		700	727,594
Stockton Redev. Agcy. Rev. Stockton Events Ctr., Arena Proj., F.G.I.C.	Aaa	5.00	9/01/36		500	502,645
Torrance California Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22		2,000	2,189,680
Univ. California Hosp. Rev. UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.125	9/01/31		2,500	2,555,150
Univ. California Rev. Multi. Purpose Proj., Ser. O, F.G.I.C.	Aaa	5.25	5/15/30		2,000	2,060,520
Victor Elementary Sch. Dist., Ser. A, G.O., F.G.I.C.	Aaa	5.375	8/01/19		1,290	1,407,261
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nt., F.S.A.	Aaa	5.25	10/01/19		1,000	1,094,810
Gross Rcpts. Taxes Ln. Nt., F.S.A.	Aaa	5.25	10/01/21		1,000	1,086,350

Total long-term investments (cost $97,560,486)						105,311,196

SHORT-TERM INVESTMENTS 1.7% Municipal Bonds
California Housing Finance Agency Revenue For Home Mtg, Ser. M, F.R.D.D.	VMIG1	1.70	12/01/04	(f)	1,000	1,000,000
California St. Mun. Secs. Tr. Rcpts., Ser. SGA 119, G.O.,

Dryden California Municipal Fund California Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating		Interest Rate	Maturity Date		Principal Amount (000)	Value
F.G.I.C., F.R.D.D.	A-1+	(c)	1.72	12/01/04	(f)	900	900,000

Total short-term investments (cost $1,900,000)							1,900,000

Total Investments 98.9% (cost $99,460,486;(i))							107,211,196
Variation margin on open futures contracts, net (j)							5,031
Other assets in excess of liabilities 1.1%							1,163,467

Net Assets 100%							$108,379,694

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note.

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

R.I.B.S. – Residential Interest Bearing Securities.

S.A.V.R.S. – Select Auction Variable Rate Securities.

T.C.R.S. – Transferable Custodial Receipts.

NR– Not Rated by Moody’s or Standard & Poor’s.

The Dryden California Municipal Fund’s (the “Fund”) current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. Rate shown is the rate in effect at November 30, 2004.

(c)	Standard & Poor’s rating.

(d)	Partial principal amount pledged as collateral for financial futures contracts.

(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(f)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(g)	Adjustable rate. Rate shown is the rate in effect at November 30, 2004.

(h)	Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $4,015,420 and was approximately 3.7% of net assets.

(i)	The United States federal income tax basis of the California Series’ investments and the net unrealized appreciation as of November 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$99,313,205	$8,010,828	$112,837	$7,897,991

The difference between book basis and tax basis is attributable to the difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

(j)	Open futures contracts as of November 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2004	Unrealized Appreciation
Short Positions:
70	U.S. Treasury 10Yr. Notes	Mar. 05	$(7,803,191)	$(7,752,500)	$50,691
7	U.S. Treasury Bonds	Mar. 05	(782,015)	(770,875)	11,140

					$61,831

Dryden California Municipal Fund California Income Series

Schedule of Investments as of November 30, 2004 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.2% Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	$1,665	$1,702,612
Brea Redev. Agcy., Rfdg., Tax Alloc., Ser.A, A.M.B.A.C.	Aaa	5.50	8/01/12	2,055	2,301,148
Rfdg., Tax Alloc., Ser. A, A.M.B.A.C.	Aaa	5.50	8/01/19	3,350	3,680,142
California Edl. Facs. Auth. Rev., Rfdg. Stanford Univ., Ser R	Aaa	5.00	11/01/21	3,700	3,878,303
California Infrastructure & Econ. Dev. Bk. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,546,905
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00	12/01/31	560	560,039
California St. Cmnty. Cap. Apprec. Cmnty. Facs., Dist. No. 97-1	NR	Zero	9/01/22	4,440	1,576,067
California St. Dept. Wtr. Res. Pwr., Ser. A	A2	5.00	5/01/17	3,320	3,496,989
California St. Pub. Wks. Brd., Rev., Dept. Mental Hlth., Ser. A	Baa1	5.50	6/01/18	4,000	4,387,560
California St. Univ. Rev. & Coll., Systemwide, Ser. A, A.M.B.A.C.	Aaa	5.50	11/01/16	1,350	1,506,479
California St., G.O.	A3	5.50	4/01/30	3,000	3,166,020
G.O., A.M.B.A.C.	Aaa	5.50	3/01/16	2,000	2,207,420
G.O., M.B.I.A.	Aaa	5.25	2/01/27	2,500	2,607,725
G.O., Ser. A, M.B.I.A.	Aaa	5.25	7/01/13	2,985	3,345,916
California Statewide Cmntys. Dev. Auth., C.O.P., F.S.A., E.T.M.	Aaa	5.30	12/01/15	1,900	2,025,058
Rev., Kaiser Permanente, Ser. G, C.O.P., E.T.M	A(c)	2.30	4/01/34	2,500	2,472,075
Carson City Ltd. Oblig. Impvt. Rev., Assmt. Dist., No. 92-1	NR	7.375	9/02/22	360	365,638
Central California Joint Pwrs. Hlth. Fin. Auth., Cmnty. Hosps., C.O.P.	Baa2	6.00	2/01/30	2,000	2,060,800
Chula Vista Cmnty. Redev. Agcy., Rfdg. Tax Alloc. Sub. Bayfront, Ser. C	NR	8.25	5/01/24	2,500	2,583,500
Davis Pub. Facs. Fin. Auth., Mace Ranch, Ser. A	NR	6.60	9/01/25	1,325	1,389,157
El Dorado Cnty., Spec. Tax,

Dryden California Municipal Fund California Income Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000		1,053,370
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475		488,086
Emeryville Pub. Fin. Auth. Rev., Emeryville Redev. Proj., Ser. A, M.B.I.A.	Aaa	5.25	9/01/20	1,635		1,760,682
Folsom Spec. Tax, Cmnty. Facs., Dist. No. 10	NR	6.875	9/01/19	2,000		2,147,800
Cmnty. Facs., Dist. No. 7	NR	6.00	9/01/24	2,500		2,589,400
Foothill/Eastern Trans. Corr. Agcy., Hwy. Toll Rd. Rev., M.B.I.A.	Aaa	5.375	1/15/15	1,000	(f)	1,092,600
Foothill/Eastern Trans. Corr. Agcy., Toll Rd. Rev., Conv., Sr. Lien, Ser. A, Zero Coupon (until 1/01/05), C.A.B.S.	NR	7.15	1/01/13	4,750	(e)	5,685,987
Conv., Zero Coupon (until 7/15/09), C.A.B.S.	NR	5.875	1/15/28	4,890	(f)	3,788,919
Gateway Impvt. Auth. Rev., Marin City Cmnty. Facs. Dist., Ser. A	NR	7.75	9/01/25	2,070	(e)	2,198,733
Glendale Redev. Agcy. Tax Alloc. Rev., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275		3,553,408
Golden St. Tobacco Securitization Asset-Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	2,000		1,997,340
Asset-Bkd., Ser. B	Baa1	5.625	6/01/20	1,000		1,039,790
Asset-Bkd., Ser. B	Baa1	5.50	6/01/43	3,000		3,107,070
Golden West Sch. Fin. Auth., California Rev., C.A.B.S., Rfdg. Ser. A., M.B.I.A.	Aaa	Zero	2/01/19	2,110		1,061,161
La Quinta California Fin. Auth. Local, Rfdg. Proj., Ser. A, A.M.B.A.C.	Aaa	5.25	9/01/24	1,000		1,065,110
La Quinta Redev. Agcy., Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/10	1,000		1,214,440
Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/11	1,000		1,236,260
Lincoln Impvt. Bond Act of 1915, Pub. Fin Auth., Twelve Bridges	NR	6.20	9/02/25	2,670		2,805,316
Long Beach Hbr. Rev., Rfdg. Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/19	3,000		3,464,010
Los Angeles California Cmnty. Coll. Dist. Ser A, G.O., M.B.I.A.	Aaa	5.50	8/01/17	2,630		2,918,879
Los Angeles Cmnty. Redev. Agcy., Bunker Hill Proj., Ser. A, F.S.A.	Aaa	5.00	12/01/22	2,720		2,846,426
Los Angeles Hbr. Dept. Rev., A.M.T., Ser. B	Aa2	5.375	11/01/23	2,000		2,086,920
Los Angeles Uni. Sch. Dist., Ser. F, G.O., F.G.I.C.	Aaa	5.00	7/01/21	750		788,430

Dryden California Municipal Fund California Income Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	BBB+(c)	6.50	6/01/21	1,500		1,542,720
Metro. Wtr. Dist. of Southern California, Waterworks Rev., Linked S.A.V.R.S. & R.I.B.S.	Aa2	5.75	8/10/18	1,000		1,160,110
MidPeninsula Reg. Open Space Dist., Rfdg. Proj., A.M.B.A.C.	Aaa	5.00	9/01/34	3,000		3,018,180
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1	NR	7.10	10/01/30	1,320		1,420,531
Ontario California Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00	9/02/11	535		555,929
Orange Cnty. Cmnty. Facs. Dist., Spec. Tax Rev., No. 01-1, Ladera Ranch, Ser. A	NR	6.00	8/15/25	1,350		1,416,609
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.	Aaa	6.20	2/14/11	4,000	(f)	4,601,800
Spec. Tax Rev., Linked S.A.V.R.S. & R.I.B.S.	Aa2	10.544(d)	2/14/11	750		975,675
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2, Ser. A	NR	6.25	9/01/23	2,000		2,048,140
Pico Rivera California Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50	5/01/29	1,500		1,658,145
Pittsburg California Redev. Agcy. Tax Alloc., Ext. Spec. Redem., Los Medanos, Ser. B, F.S.A.	Aaa	5.80	8/01/34	2,700		3,004,992
Los Medanos Cmnty. Dev. Proj., A.M.B.A.C.	Aaa	Zero	8/01/26	1,375		426,649
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75	8/15/15	1,000		1,122,170
Puerto Rico Comnwlth., Rites, PA642A, M.B.I.A. (cost $1,064,890; purchased 3/29/00)	NR	9.631(d)	7/01/10	1,000	(g)	1,274,260
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev, Ser. G, F.G.I.C.	Aaa	5.25	7/01/16	2,000		2,203,000
Ser. G, F.G.I.C.	Aaa	5.25	7/01/17	1,260		1,382,094
Ser. J, F.G.I.C.	Aaa	5.00	7/01/20	2,155		2,305,613
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs., Ser. J, E.T.M., C.A.B.S.	Baa1	Zero	7/01/06	145		139,573
Redding Elec. Sys. Rev., C.O.P., E.T.M. Linked S.A.V.R.S. & R.I.B.S., M.B.I.A.	Aaa	6.368	7/01/22	50		61,288
M.B.I.A., R.I.B.S.	Aaa	10.829(d)	7/01/22	1,850		2,685,312
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1,

Dryden California Municipal Fund California Income Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
River View Pt.	NR	7.50	9/02/22	1,685		1,803,523
Riverside Cnty. Asset Leasing Corp., Leasehold Rev., Hosp. Proj., Ser. B, M.B.I.A.	Aaa	5.70	6/01/16	1,500		1,696,275
Riverside Uni. Sch. Dist. Spec. Tax, Cmnty. Facs., Dist. No. 7, Ser. A	NR	6.90	9/01/20	1,320		1,444,595
Dist. No. 7, Ser. A	NR	7.00	9/01/30	1,000		1,134,860
Rocklin Uni. Sch. Dist., Ser. C, C.A.B.S., M.B.I.A.	Aaa	Zero	8/01/16	1,400		822,514
Roseville California Spec. Tax, Highland Cmnty. Facs., Dist. No. 1	NR	6.30	9/01/25	1,890		2,007,142
Woodcreek Cmnty. Facs., Dist. No. 1	NR	6.375	9/01/27	1,000		1,063,600
Sacramento City. Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A., C.A.B.S.	Aaa	Zero	11/01/16	5,700		3,283,998
Ser. B, M.B.I.A., C.A.B.S.	Aaa	Zero	11/01/17	5,695		3,093,524
Sacramento Impvt. Bond Act of 1915, Willowcreek II, Assmt. Dist. No. 96-1	NR	6.70	9/02/22	2,420		2,502,038
San Diego California Uni. Sch. Dist. Election 1998, Ser. C, G.O., F.S.A.	Aaa	5.00	7/01/19	2,000		2,123,160
San Diego Redev. Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	2,000		2,068,200
San Diego Spec. Tax Cmnty. Facs. Dist. No. 1, Ser. B	NR	7.10	9/01/20	2,000	(e)	2,115,040
San Francisco City & Cnty. Redev. Agcy., Lease Rev., C.A.B.S., E.T.M.	A1	Zero	7/01/06	1,500		1,437,975
San Francisco City & Cnty., Redev. Agcy., Lease Rev., C.A.B.S.	A1	Zero	7/01/07	2,250		2,090,160
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.	Aaa	Zero	1/01/11	2,000		1,609,620
San Leandro Cmnty. Facs., Spec. Tax, Dist. No. 1	NR	6.50	9/01/25	2,160		2,237,112
Santa Margarita Wtr. Dist. Spec. Tax, Cmnty. Facs., Dist. No. 99-1	NR	6.20	9/01/20	2,000		2,097,860
Dist. No. 99-1	NR	6.25	9/01/29	2,000		2,055,100
Santa Margarita, Dana Point Auth., Impvt. Dists., 1,2,2A,8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/09	905		1,077,674
3,3A, 4,4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	1,000		1,280,950
South Orange Cnty., Pub. Fin. Auth., Sr. Lien, Ser. A, M.B.I.A.	Aaa	7.00	9/01/10	2,535		3,035,840
Southern California Pub. Pwr. Auth., Pwr. Proj. Rev.	A2	6.75	7/01/10	3,000		3,494,010

Dryden California Municipal Fund California Income Series

Schedule of Investments as of November 30, 2004 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Southern Pub. Pwr. Auth., Pwr. Proj. Rev., Rfdg., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M.	Aaa	Zero	7/01/16	8,400(e)	5,010,348
Stockton California Redev. Agcy. Rev., Stockton Events Ctr. Arena Proj., F.G.I.C.	Aaa	5.00	9/01/36	750	753,968
Stockton Cmnty. Facs. Dist., Spec. Tax, No. 90-2, Brookside Estates	NR	6.20	8/01/15	1,050	1,091,391
Sulphur Springs Uni. Sch. Dist., Int. Accrual, Ser. A, M.B.I.A.	Aaa	Zero	9/01/11	3,000	2,331,240
Univ. California Research Facs., Rev., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,000	2,110,000
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	2,500	2,650,850
Victor Elem. Sch. Dist., G.O., F.G.I.C., Ser. A	Aaa	5.375	8/01/20	1,455	1,586,648
Ser. A	Aaa	5.375	8/01/21	1,635	1,773,321
West Contra Costa Uni. Sch. Dist., C.O.P.	Baa3	6.875	1/01/09	610	624,280

Total long-term investments (cost $178,470,250)					193,359,296

SHORT-TERM INVESTMENTS 1.6%
Municipal Bonds
California Poll. Ctrl. Fin. Auth., Res. Recov. Rev., Atlantic Richfield Co. Proj., Ser. A, F.R.D.D.	VMIG1	1.72	12/01/04(b)	650	650,000
California St., G.O., Mun. Secs. Trust Rcpts., SGA119, F.G.I.C., F.R.D.D.	A-1+(c)	1.72	12/01/04(b)	1,400	1,400,000
G.O., Mun. Secs. Trust Rcpts., SGA 135, A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1+(c)	1.72	12/01/04(b)	1,150	1,150,000

Total short-term investments (cost $3,200,000)					3,200,000

Total Investments 98.8% (cost $181,670,250; (h))					196,559,296
Variation margin on open futures contracts, net (i)					4,000
Other assets in excess of liabilities 1.2%					2,290,631

Net Assets 100%					$198,853,927

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed To Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.N.M.A. – Federal National Mortgage Association.

F.R.D.D. – Floating Rate (Daily) Demand Note.

F.S.A. – Financial Security Assurance.

G.N.M.A. – Government National Mortgage Association.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

R.I.B.S. – Residual Interest Bearing Securities.

S.A.V.R.S. – Select Auction Variable Rate Securities.

T.C.R.S. – Transferable Custodial Receipts.

NR– Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(c)	Standard & Poor’s Rating.

(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(f)	Security segregated as collateral for futures contracts.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security was $1,064,890 which represents approximately .54% of net assets.

(h)	The United States federal income tax basis of the California Income Series’ investments and the unrealized appreciation as of November 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$181,493,789	$15,190,559	$125,052	$15,065,507

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

(i)	Open futures contracts as of November 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2004	Total Net Unrealized Appreciation
Short Positions:
128	U.S. Treasury 10Yr. Notes	Mar. 05	$(14,268,693)	$(14,176,000)	$92,693

Notes to Schedules of Investments (Unaudited)

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market marker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding each series is available in the respective series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 27, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 27, 2005

*	Print the name and title of each signing officer under his or her signature.